Summary of Significant Accounting Policies	6 Months Ended
Mar. 31, 2026
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of presentation

The accompanying CFS are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The accompanying unaudited interim condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) and have been consistently applied. The accompanying unaudited interim condensed consolidated financial statements of the Group include all normal and recurring adjustments that management of the Group considers necessary for a fair presentation of its financial position and operating results. The results of operations for the six months ended March 31, 2026 are not necessarily indicative of results to be expected for any other interim period or for the full year ended September 30, 2026. Accordingly, these statements should be read in conjunction with the Group’s audited financial statements and notes thereto as of and for the years ended September 30, 2024 and 2025.

Liquidity

The Group’s liquidity is based on its ability to enhance its operating cash flow position, obtain capital financing from equity interest investors, public offering, and borrow funds to fund its general operations and capital expenditure. The Group’s ability to continue as a going concern is dependent on management’s ability to execute its business plan successfully, which includes increasing market acceptance of our products to boost its sales volume to achieve economies of scale while applying more effective marketing strategies and cost control measures to better manage operating cash flow position and obtaining funds from outside sources of financing to generate positive financing cash flows.

The going concern assumption contemplates the realization of assets and the settlement of liabilities in the normal course of business. As of the reporting date, the Group has taken steps to strengthen its liquidity position, including:

(i)	On December 22, 2025, the Group entered into a funding support agreement with a shareholder in the amount of up to RMB25,000,000 ($3,511,729). This agreement will expire on December 31, 2026.

(ii)

In November 2025, the Group filed a shelf registration statement on Form F-3 with the SEC, pursuant to which the Group may offer and sell, from time to time, up to an aggregate amount of US$200.0 million of its securities, including ordinary shares, debt securities, warrants, rights or units. This shelf registration provides the Group with flexibility to access the capital markets, if needed, to support its liquidity and working capital requirements. However, there can be no assurance as to the timing, amount or terms of any such financing.

On April 2, 2026, the Company entered into an at-the-market sales agreement under which the Company may offer and sell ordinary shares from time to time. Subsequent to March 31, 2026 and before the issuance of these unaudited interim condensed consolidated financial statements, the Company issued approximately 2.2 million ordinary shares under the agreement and received net proceeds of $21,837,965.

(iii)	The Group is continually making efforts to improve operating efficiency and reducing discretionary spending, including optimization in general and administrative headcount and reduction in general and administrative expenditures.

Based on the Group’s current working capital, access to undrawn credit facilities, and financial support from related parties, the Group estimates that it will have sufficient liquidity to meet its obligations and operating requirements for at least the twelve months and accordingly these financial statements have been prepared on a going concern basis.

(b) Consolidation

The CFS includes the financial statements of EZGO, its subsidiaries, VIE and VIE’s subsidiaries (for the period prior to September 25, 2025) for which EZGO is the primary beneficiary. Consolidation of subsidiaries begins from the date the Company obtains control of the subsidiaries and ceases when the Company loses control of the subsidiaries. All inter-company transactions, balances and unrealized gains or losses on transitions among the Company and its subsidiaries were eliminated in consolidation.

A non-controlling interest in a subsidiary of the Company is the portion of the equity (net assets) in the subsidiary not directly or indirectly attributable to the Company. Non-controlling interests are presented as a separate component of equity on the Unaudited Interim Condensed Consolidated Balance Sheets and net loss and other comprehensive loss attributable to non-controlling shareholders is presented as a separate component on the Unaudited Interim Condensed Consolidated Statements of Operations and Comprehensive Loss.

(c) Reverse Share Split

The Company effected reverse share splits of its ordinary shares at ratios of 1-for-25 on November 7, 2025 and 1-for-150 on May 19, 2026,with the fractional shares rounding off to the nearest whole share. All numbers of shares and per-share data presented in the unaudited interim condensed consolidated financial statements and related notes have been retroactively adjusted to reflect the cumulative effect of these reverse share splits.

(d) Discontinued operation

A discontinued operation may include a component of an entity or a group of components of an entity, or a business or non-profit activity. A disposal of a component of an entity or a group of components of an entity is reported in discontinued operation if the disposal results from strategic shift that has (or will have) a major effect on an entity’s operations and financial results when any of the following occurs: (1) the component of an entity or group of components of an entity meets the criteria to be classified as held for sale; (2) the component of an entity or group of components of an entity is disposed of by sale; (3) the component of an entity or group of components of an entity is disposed of other than by sale (for example, by abandonment or in a distribution to owners in a spinoff). For any component classified as held for sale or disposed of by sale or other than by sale that qualify for presentation as a discontinued operation in the period, the Group has reported the assets and liabilities of the discontinued operation as assets of discontinued operation, and liabilities of discontinued operation in the Unaudited Interim Condensed Consolidated Balance Sheets. The results of discontinued operation were reflected separately in the Unaudited Interim Condensed Consolidated Statements of Operations as a single line item for all periods presented in accordance with U.S. GAAP. Cash flows from discontinued operation of the three categories were separately presented in the Unaudited Interim Condensed Consolidated Statements of Cash Flows for all periods presented in accordance with U.S. GAAP.

(e) Credit losses

In accordance with Accounting Standards Update (“ASU”) 2016-13 “Financial Instruments – Credit Losses” (Topic 326), the Group estimates and records an expected lifetime credit loss by using an aging schedule method in combination with current situation adjustment, which replaces the previous incurred loss impairment model. The expected credit loss impairment model requires the entity to recognize its estimate of expected credit losses for affected financial assets using an allowance for credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates.

The Group’s accounts receivable, notes receivable, amounts due from related parties and certain receivables which are included in prepaid expenses and other current assets line items in the balance sheets are within the scope of ASC Topic 326. The Group uses an aging schedule method in combination with current situation adjustment, to determine the loss rate of receivable balances and evaluate the expected credit losses on an individual basis. When establishing the loss rate, the Group makes the assessment based on various factors, including aging of receivable balances, historical experience, creditworthiness of debtor, current economic conditions, reasonable and supportable forecasts of future economic, and other factors that may affect the Group’s ability to collect from the debtors. The Group also applies current situation adjustment to provide specific provisions for allowance when facts and circumstances indicate that the receivable is unlikely to be collected.

(f) Accounts receivable, net

Accounts receivable, net are stated at the original amount less allowances for credit losses. Accounts receivable are recognized in the period when the Group has provided services to its customers and when its right to consideration is unconditional. For the six months ended March 31, 2025 and 2026, the Group recorded allowance for credit losses of $30,926 and $787,837 from continuing operations and $1,590 and nil from discontinued operation, respectively.

(g) Property, plant and equipment

Property, plant and equipment includes plant and buildings, furniture, fixtures and office equipment, vehicles and construction in progress. Construction in progress includes direct costs that are related to the construction of property, equipment, and software, and are incurred in connection with bringing the assets to their intended use. Construction in progress is transferred to specific property, equipment the depreciation of these assets commences when the assets are ready for their intended use. Interest associated with major development and construction projects is capitalized and included in the cost of the project. The capitalization of interest ceases when the project is substantially completed or the development activity is suspended for more than a brief period. The amount to be capitalized is determined by applying the capitalization rate to the average amount of accumulated qualifying capital expenditures for assets under construction during the year.

Property, plant and equipment is stated at cost less accumulated depreciation and depreciated on a straight-line basis over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use. The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in income/loss in the period of disposition. Estimated useful lives are as follows:

Estimated useful life
Plant and buildings	20 years
Furniture, fixtures and equipment	3-5 years
Vehicles	4-10 years

(h) Intangible assets, net

The Group performs valuation of intangible assets arising from business combinations to determine the relative FV to be assigned to each asset acquired. The acquired intangible assets are recognized and measured at FV. Other intangible assets are initially measured at cost. Intangible assets with useful lives are amortized using the straight-line approach over the estimated economic useful lives of the assets as follows:

Category	Estimated useful life
Patents	5-10 years
Software copyright	5 years

(i) Goodwill, net

Goodwill is the excess of the purchase price over fair value (“FV”) of the identifiable assets and liabilities acquired in a business combination.

Goodwill is not depreciated or amortized but is tested for impairment on an annual basis as of September 30 of each year and in between annual tests when an event occurs or circumstances change that could indicate the asset might be impaired. The Group first has the option to assess qualitative factors to determine whether it is more likely than not that the FV of a reporting unit is less than it’s carrying amount.

If the Group decides, as a result of its qualitative assessment, that it is more likely than not that the FV of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the FV of each reporting unit with its carrying amount, including goodwill. A goodwill impairment charge will be recorded for the amount by which a reporting unit’s carrying value exceeds its FV, but not to exceed the carrying amount of goodwill. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units and determining the FV of each reporting unit. The judgment in estimating the FV of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of FV for each reporting unit. The Group recognized nil impairment loss of goodwill from the acquisition of Changzhou Sixun for the six months ended March 31, 2025 and 2026. As of September 30, 2025 and March 31,2026, the carrying amount of goodwill was nil.

(j) Long term investments, net

Long-term investments are the Group’s equity investments in privately held companies accounted for equity method, and equity investments without readily determinable FVs.

(1) Equity investments accounted for using the equity method

Equity investments are comprised of investments in privately held companies. The Group uses the equity method to account for an equity investment over which it has the ability to exert significant influence but does not otherwise have control. The Group records equity method investments at the cost of acquisition, plus the Group’s share in undistributed earnings and losses since acquisition. For equity investments over which the Group does not have significant influence or control, the cost method of accounting is used.

The Group has historically provided financial support to certain equity investees in the form of loans. If the Group’s share of the undistributed losses exceeds the carving amount of an investment accounted for by the equity method, the Group continues to report losses up to the investment carrying amount, including any loans balance due from the equity investees.

The Group asses its equity investment and loans to equity investees for impairment on a periodic basis by considering factors including, but not limited to, current economic and market conditions, the operating performance of the investees including current earnings trends, the technological feasibility of the investee’s products and technologies, the general market conditions in the investee’s industry or geographic area, factors related to the investee’s ability to remain in business, such as the investee’s liquidity, debt ratios, cash bur rate, and other company-specific information including recent financing rounds. If it has been determined that the equity investment is less than its related FV and that is decline is other-than-temporary, the carrying value of the investment and loan to equity investee is adjusted downward to reflect these declines in value.

(2) Equity investment without readily determinable FVs

Equity investment without readily determinable FVs refers to the investment over which the Group does not have the ability to exercise significant influence through the investments in common stock or in substance common stock, are accounted for under the measurement alternative upon the adoption of ASU 2016-01 (the “Measurement Alternative”). Under the Measurement Alternative, the carrying value is measured at purchase cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer. All gains and losses on these investments, realized and unrealized, are recognized in the consolidated statements of operations. The Group makes an assessment of whether an investment is impaired based on performance and financial position of the investee as well as other evidence of market value at each reporting date. Such assessment includes, but is not limited to, reviewing the investee’s cash position, recent financing, as well as the financial and business performance. The Group recognizes an impairment loss equal to the difference between the carrying value and FV in the unaudited interim condensed consolidated statements of operations.

(k) Revenue recognition

The Group recognizes revenues in accordance with ASC 606, “Revenue from Contracts with Customers” (“ASC 606”). The Group’s revenues are mainly generated from 1) sales of products, 2) maintenance services and 3) other services.

The core principle of ASC Topic 606 is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

Step 1: Identify the contract with the customers

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when the Group satisfies a performance obligation

Revenue recognition policies are discussed as follows:

Revenue from sales of products

The Group sells products to different customers, primarily battery cells, packs and solar cells, e-bicycles (see Note 15 Discontinued Operation), electronic control systems and second-hand machinery. The Group identifies one performance obligation in providing the products for a fixed consideration as stated in the sales contract. The Group presents the revenue generated from its sales of products on a gross basis as the Group acts as the principal. The revenue is recognized when the Group satisfies the performance obligation by transferring the promised product to the customers upon acceptance by customers.

The Group generally provides different warrant periods for different products: a six-month warranty period for battery packs, and a one-year warranty period for electronic control systems. The customers are required to perform product quality check upon acceptance of delivery and the warranty covers only production defects. Customers do not have the option to purchase a warranty separately, nor does a warranty provide services other than a warranty. Therefore, warranty costs are considered as accrued performance costs rather than performance obligations. As of September 30, 2025 and March 31, 2026, there is no warranty claim by customer and the Group did not accounted provision for warranty cost related to product quality issues in the unaudited condensed consolidated balance sheets as the Group believes that the likelihood of warranty claims is remote or immaterial, based on historical experience, the nature of the products, and other relevant factors.

Revenue from maintenance services

The Group provides comprehensive machine maintenance services, usually through a separate contract specified for the provision of maintenance services. In accordance with the detailed requirements in the contract, the Group implements a targeted maintenance strategy for machines in need of repair. The Group identifies one performance obligation in providing maintenance service for a fixed consideration as stated in the sales contract. The Group presents the revenue generated from its sales of products on a gross basis as the Group acts as the principal. The revenue is recognized when the Group satisfies the performance obligation by completion of maintenance service upon acceptance by customers.

Revenue from other services

The Group also provides other services, mainly including photovoltaic engineering contracting. The Group identifies one performance obligation in the provision of services in the contract, and recognizes revenue when the Group satisfies the performance obligation upon acceptance by customers. For photovoltaic engineering contracting, the Group does not directly engage in the construction but rather serves as an intermediatory to connect the party awarding the contract with suitable contractors. Therefore, the Group presents the revenue from photovoltaic engineering contracting on a net basis as the Group acts as an agent.

The following table identifies the disaggregation of the Group’s revenues from continuing operations for the six months ended March 31, 2025 and 2026, respectively:

	Six months ended March 31,
	2025	2026
	(Unaudited)	(Unaudited)
Battery cells, packs and solar cells segment
Sales of products	$5,518,183	$5,258,770
Electronic control system sales segment
Sales of products	636,356	647,498
Others
Maintenance services	360,350	456,749
Other services	50,478	59
Net revenues	$6,565,367	$6,363,076

Contract balance

Contract liabilities primarily consist of advances from customers.

Advances from customers amounted to $160,687 and $124,739 as of September 30, 2025 and March 31, 2026, respectively. Revenue included in the beginning balance of advances from customers and recognized during the six months ended March 31, 2025 and 2026 amounted to $57,737 and $145,562, respectively.

Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable is revenue recognized for amounts invoiced and/or prior to invoicing when the Group has satisfied its performance obligation and has unconditional right to the payment. The Group has no contract assets as of September 30, 2025 and March 31, 2026.

The Group applied a practical expedient to expense costs as incurred for costs to obtain a contract with a customer when the amortization period would have been one year or less. The Group has no material incremental costs of obtaining contracts with customers and the Group expects the benefit of those costs to be longer than one year.

(l) Share-based compensation

The Group applies ASC 718, Compensation—Stock Compensation (“ASC 718”), to account for all of its share-based payments. In accordance with ASC 718, the Group determines whether an award should be classified and accounted for as a liability award or equity award. All the Group’s grants of share-based awards were classified as equity awards and are recognized in the financial statements based on their grant date FVs.

The Group elected to recognize compensation expense using the straight-line method for all awards granted with graded vesting based on service conditions. The Group also elected to account for forfeitures as they occur. Previously recognized compensation cost for the awards is reversed in the period that the award is forfeited.

(m) Recent Accounting Pronouncements

In December 2023, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2023-09, Income Taxes (Topic 720): Improvements to Income Tax Disclosures (“ASU 2023-09”), which prescribes standard categories for the components of the effective tax rate reconciliation and requires disclosure of additional information for reconciling items meeting certain quantitative thresholds, requires disclosure of disaggregated income taxes paid, and modifies certain other income tax-related disclosures. ASU 2023-09 is effective for annual periods beginning after December 15, 2024 and allows for adoption on a prospective basis, with a retrospective option. The Group does not expect to adopt this guidance early and does not expect the adoption of this ASU to have a material impact on its future consolidated financial statements.

In November 2024, the FASB issued Accounting Standards Update (“ASU”) 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”) which requires detailed disclosures in the notes to financial statements disaggregating specific expense categories and certain other disclosures to provide enhanced transparency into the nature and function of expenses. The FASB further clarified the effective date in January 2025 with the issuance of ASU 2025-01, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date (“ASU 2025-01”). ASU 2024-03 is effective for annual periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027, with early adoption permitted. The requirements should be applied on a prospective basis while retrospective application is permitted. The Group does not expect to adopt this guidance early and does not expect the adoption of this ASU to have a material impact on its future consolidated financial statements.

In March 2025, the FASB issued Accounting Standards Update 2025-02 “Liabilities (405): Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 122” (“ASU 2025-02”), which amends the Accounting Standards Codification to remove the text of SEC Staff Accounting Bulletin (“SAB”) 121 “Accounting for Obligations to Safeguard Crypto- Assets an Entity Holds for its Platform Users” as it has been rescinded by the issuance of SAB 122. ASU 2025-02 is effective immediately and is not expected to have an impact on the Group’s financial statements.

In July 2025, the FASB issued ASU 2025-05, “Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets,” which provides guidance for entities that apply the practical expedient and accounting policy election, if applicable, when estimating expected credit losses on current accounts receivable and/or current contract assets arising from transactions under Topic 606, including those assets acquired in a business combination accounted for under Topic 805. The amendments will be effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Group is currently evaluating the impact of the adoption of this guidance.

In September 2025, the FASB issued ASU 2025-07, Derivatives and Hedging (“Topic 815”) and Revenue from Contracts with Customers (“Topic 606”): Derivatives Scope Refinements and Scope Clarification for Share-Based Noncash Consideration from a Customer in a Revenue Contract (“ASU 2025-07”). ASU 2025-07, expands an existing scope exception under Topic 815 to exclude non-exchange-traded contracts where the underlying is based on the operations or activities specific to one of the contract parties. The Group is currently evaluating the impact that this update will have on the consolidated financial statements.

In November 2025, the FASB issued ASU 2025-08, Financial Instruments—Credit Losses (“Topic 326”): Purchased Loans (“ASU 2025-08”). The amendments expand the population of acquired loans subject to the gross-up approach, treating non-credit-deteriorated loans (excluding credit cards) as “seasoned” if purchased at least 90 days after origination or acquired in a business combination. ASU 2025-08 is effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Group is currently evaluating the impact that this update will have on the consolidated financial statements.

In December 2025, the FASB issued ASU No. 2025-11, Interim Reporting (“Topic 270”): Narrow-Scope Improvements, to improve the navigability of required interim disclosures, clarify when that guidance applies, and provide additional guidance on what disclosures should be provided in interim reporting periods. ASU 2025-11 is effective for interim reporting periods with annual reporting periods beginning after December 15, 2027, early adoption is permitted. ASU 2025-11 allows for adoption using the prospective or retrospective method. The Group is currently evaluating the impact that this update will have on the consolidated financial statements.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the CFS upon adoption. The Group does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its CFS.